Commitments and Contingencies (Details)		1 Months Ended			12 Months Ended
	Jul. 15, 2021 USD ($)	Dec. 24, 2019 ILS (₪)	Sep. 30, 2016 USD ($)	Sep. 30, 2016 ILS (₪)	Dec. 31, 2021 USD ($) shares	Aug. 03, 2021 shares	Dec. 31, 2020 USD ($)
Commitments and Contingencies (Details) [Line Items]
Aggregate security amount					$ 49,300,000
Bank guarantees amount					8,600,000
Restricted bank deposits					$ 300,000
Description of financial covenants					(iii)financial covenants, including: (i) the equity attributable to the shareholders of Sapiens, as reported in its annual or quarterly financial statements, will not be less than $120 million (as of December 31, 2021 Sapiens’ shareholders equity was $408,702); (ii) Sapiens’ net financial indebtedness (financial indebtedness offset by cash, marketable securities deposits and other liquid financial instruments) shall not exceed 65% of net CAP (defined as financial indebtedness, net, plus shareholders equity, including deposits and other liquid financial instruments) (as of December 31, 2021 Sapiens’ net financial indebtedness was (36.78%) of net CAP (36.78%) of net CAP); and (iii) the ratio of Sapiens’ net financial indebtedness to EBITDA (based on accumulated calculation for the four last quarters) shall not exceed 5.5 (as of December 31, 2021 the ratio of Sapiens’ net financial indebtedness to EBITDA was (1.27)).
Damages amount	$ 63,000	₪ 793,800
Arbitration expenses.					$ 1,600,000
Restricted shares (in Shares) | shares						24,222
Contingent liability					$ 5,454,000		$ 6,014,000
Formula [Member]
Commitments and Contingencies (Details) [Line Items]
Royalty commitments, description					a.A covenant not to distribute dividends unless (i) Formula shareholders’ equity attributable to Formula Systems shareholders shall not be less than $290 million, (ii) Formula’s net financial indebtedness (financial indebtedness offset by cash, marketable securities, deposits and other liquid financial instruments) shall not exceed 50% of net CAP (defined as financial indebtedness, net, plus shareholders’ equity), and (iii) the aggregate amount of distributions from January 1, 2016 shall not exceed the aggregate amount of net oncome for the year ended December 31, 2015 together with 75% of accumulated profits from January 1, 2016 until the respective distribution date and (iv) no event of default shall have occurred. b.Financial covenants, including: (i) the equity attributable to Formula Systems shareholders, as reported in Formula’s annual or quarterly financial statements, shall not be less than $215 million (as of December 31, 2021, Formula equity attributable to Formula Systems’ shareholders was approximately $541.0 million); (ii) Formula’s net financial indebtedness (financial indebtedness offset by cash, marketable securities, deposits and other liquid financial instruments) shall not exceed 65% of net CAP (defined as financial indebtedness, net, plus total equity) (as of December 31, 2021 Formula’s net financial indebtedness was 5.9% of net CAP); (iii) the ratio of Formula’s net financial indebtedness to the last twelve-months period EBITDA will not exceed 5 (all based on the Company’s quarterly and annual consolidated financial statements) (as of December 31, 2021 the ratio of Formula’s net financial indebtedness to EBITDA was 0.22); and (iv) at all times, Formula’s cash balance on a stand-alone basis will not be less than the semi annual interest payments for the unpaid principal amount of Series A and Series C Secured Debentures (as of December 31, 2021 Formula’s cash balances exceed the semi annual interest payments amount). c.Standard events of default, including, among others: 1.Suspension of trading of the debentures on the TASE over a period of 60 days; 2.If the rating of the debentures is less than BBB- by Standard and Poors Maalot or equivalent rating of other rating agencies; 3.Failure to have the debentures rated over a period of 60 days; 4.If there is a change in control without consent of the rating agency; and 5.If Formula fails to continue to control any of its subsidiaries;
Matrix [Member]
Commitments and Contingencies (Details) [Line Items]
Description of liability to financial institution					(i)The total rate of Matrix financial debts and liabilities to banks with the addition of debts in respect of debentures that have been and/or will be issued by Matrix and shareholders’ loans that have been and/or will be granted to Matrix (collectively, the “debts”) will not exceed 40% of its total balance sheet. As of December 31, 2021 the ratio between Matrix’s financial debts and liabilities to banks versus Matrix total assets was 10.9% (ii)The ratio of Matrix net debt to the annual EBITDA will not exceed 3.5. As of December 31, 2021, Matrix ratio of net debt to EBITDA was 0.79. (iii)Matrix equity shall not be lower than NIS 275,000 (approximately $88,424) at all times. As of December 31, 2021 Matrix’s equity was approximately NIS 878,054 (approximately $282,332 million). (iv)Matrix cash and cash equivalents and short-term bank deposits shall not be less than NIS 50,000 (approximately $16,077). In the context of Matrix’ issuance of Commercial Securities which are not listed, Matrix committed to maintain at least NIS 300,000 (approximately $96,463) of liquid assets including unused approved bank credits. Such liquid assets should account for not less than NIS 200,000 of cash and cash equivalent and short-term bank deposit (approximately $64,309). As of December 31, 2021, Matrix’s cash and cash equivalent and short-term bank deposits amounted to NIS 534,132 (approximately $171,747). (v)Matrix has committed that the rate of ownership and control of Matrix IT-Systems shall never be below 50.1%. (vi)Matrix will not create any pledge on all or part of its property and assets in favor of any third party and will not provide any guarantee to secure any third party’s debts as they are today and as they will be without the banks’ consent (except for a first-rate fixed pledge on an asset which acquisition will be financed by a third party and which the pledge will be in his favor). (vii)Matrix will not sell and/or transfer all or part of its assets to others in any manner whatsoever without the banks’ advance written consent unless it is done in the ordinary course of business.
Sapiens [Member]
Commitments and Contingencies (Details) [Line Items]
Royalty commitments, description					Sapiens Technologies (1982) Ltd. (“Sapiens Technologies”), a wholly owned subsidiary of Sapiens incorporated in Israel, was partially financed under programs sponsored by the Israel Innovation Authority (“IIA”), formerly the Office of the Chief Scientist (“OCS”) for the support of certain research and development activities conducted in Israel. In exchange for participation in the programs by the IIA, Sapiens Technologies agreed to pay 3.5% of total net consolidated license and maintenance revenue and 0.35% of the net consolidated consulting services revenue related to the software developed within the framework of these programs based on an understanding with IIA reached in January 2012. The royalties will be paid up to a maximum amount equaling 100%-150% of the grants provided by the IIA, linked to the dollar, and for grants received after January 1, 1999, bear annual interest at a rate based on LIBOR.
Description of financial covenants					(ii)a covenant not to distribute dividends unless (i) Sapiens equity attributable to Sapiens shareholders’ shall not be less than $160 million - as of December 31, 2021, Sapiens total shareholders’ equity was approximately $408,702, (ii) Sapiens net financial indebtedness (financial indebtedness offset by cash, marketable securities, deposits and other liquid financial instruments) does not exceed 65% of net CAP (defined as financial indebtedness, net, plus total equity) - as of December 31, 2021 the ratio of net financial indebtedness to net capitalization was (36.78)%, (iii) the amount of accumulated dividends from the issuance date and going forward shall not exceed Sapiens net income for the year ended December 31, 2016 and the first three quarters of the year ended December 31, 2017, plus 75% of Sapiens accumulated profits from September 1, 2017 and up to the date of distribution, and (iv) no event of default shall have occurred.
Magic Software [Member]
Commitments and Contingencies (Details) [Line Items]
Description of liability to financial institution					(i)Total equity attributable to Magic Software’ shareholders shall not be lower than $100,000 at all times – as of December 31, 2021 Magic Software shareholders’ equity was $275,668. (ii)Magic Software’s consolidated cash and cash equivalents and marketable securities available for sale shall not be less than $10,000 – as of December 31, 2021 Magic Software’s cash and marketable securities available for sale were $94,818. (iii)The ratio of Magic Software’s consolidated total financial debts to consolidated total assets will not exceed 50% - as of December 31, 2021 Magic Software’s financial debts were 7.6% of its total assets; (iv)The ratio of Magic Software’s total financial debts less cash, short-term deposits and short-term marketable securities to the annual EBITDA will not exceed 3.25 – as of December 31, 2021 the ratio of Magic Software’s net financial indebtedness to EBITDA was negative (-0.9) (cash exceeds indebtedness); and (v)Magic Software shall not create any pledge on all of its property and assets in favor of any third party without the financial institution’s consent.
Damages amount			$ 2,400,000	₪ 1,650
Lawsuit seeking damages (in New Shekels) | ₪				₪ 34,106
CEO [Member]
Commitments and Contingencies (Details) [Line Items]
Restricted shares (in Shares) | shares					611,771